Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unrecognized Compensation Cost [Abstract]
July 1 to December 31, 2013	$ 2,481
2014	2,750
2015	1,163
2016	321
Total	$ 6,715